U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read Instructions at end of Form before preparing Form.
                             Please print or type.

1.       Name and address of issuer:
                              PIC Investment Trust

2.       Name of each series or class of funds for which this notice is filed:
                         PIC Institutional Growth Fund
                            PIC Endeavor Growth Fund
                        PIC Institutional Balanced Fund
                           PIC Small Cap. Growth Fund

3.       Investment Company Act File Number:         811-6498

         Securities Act File Number:                 33-44579

4.       Last day of fiscal year for which this notice is filed:
                                October 31, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

[ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the
fiscal year:         0

8.       Number and amount of securities registered during the fiscal year other
than pursuant to rule 24f-2:        0

9.       Number and aggregate  sales price of securities  sold during the fiscal year:
                        4,499,768      $57,802,189

10. Number and aggregate sales price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                        4,499,768      $57,802,189

11. Number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

12.      Calculation of registration fee:

         (i)   Aggregate sales price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from item 10):       $ 57,802,189
                                                            ------------

         (ii)  Aggregate price of shares issued in
               connection  with  dividend reinvestment
               plans (from Item 11, if applicable)          +


         (iii) Aggregate price of shares redeemed
               or  repurchased  during the fiscal
               year (if applicable):                        - 37,082,263
                                                            ------------

         (iv)  Aggregate  price of shares redeemed
               or repurchased and previously applied
               as a reduction to filing fees pursuant
               to rule 24e-2 (if applicable):               +
                                                            ------------

         (v)   Net aggregate price of securities
               sold and issued  during the fiscal year in
               reliance on rule 24f-2 [line (i),
               plus line (ii), less line (iii), plus line
               (iv)] (if applicable):                       $ 20,719,926
                                                            ------------

         (vi)  Multiplier prescribed by Section 6(b) of
               the  Securities  Act of 1933 or other
               applicable law or regulation
               (see instruction C.6):                       x 0.00034483
                                                            ------------

         (vii) Fee due [line (I) or line (v) multiplied
               by  line  (vi)]:                             $   7,144.85
                                                            ------------

Instructions: issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of the Informal
and Other Procedures 917 CFR 202.3a).    [ X ]


Date of  mailing  or wire  transfer  of file  fees to the  Commission's  lockbox
depository:    November 20, 1995


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ Eric Banhazl/Asst. Treasurer
                                   ---------------------------------
                                   Eric Banhazl/Assistant Treasurer
                                   ---------------------------------

Date:    November 17, 1995

* Please print the name and title of the signing officer below the signature.

                   Shereff, Friedman, Hoffman & Goodman, LLP
                                919 Third Avenue
                           New York, N.Y. 10022-9998





                                                               November 21, 1995




PIC Investment Trust
300 North Lake Avenue
Pasadena, California  91101


Dear Sirs:

         PIC Investment Trust, a Delaware business trust (the "Trust"), is filing with the Securities and Exchange Commission a Rule 24f-2 Notice (the "Notice") with respect to its fiscal year ended October 31, 1995 (the "Fiscal Year") containing the information specified in paragraph (b)(1) of Rule 24f-2 under the Investment Company Act of 1940 (the "Rule"). The Trust has previously filed with its Registration Statement on Form N-1A (Registration No. 33-44579) under the Securities Act of 1933, as amended (the "Securities Act"), a declaration authorized by paragraph (a)(1) of the Rule to the effect that an indefinite number of shares of beneficial interest of the Trust, par value $.01 per share (the "Shares"), were being registered by such Registration Statement. The effect of this Notice, when accompanied by this opinion and by the filing fee, if any, payable as prescribed by paragraph (c) of the Rule, will be to make definite in number the number of Shares sold by the Trust during the Fiscal Year in reliance upon the Rule (the "Rule 24f-2 Shares").

         We have served as counsel to the Trust since its inception. We have, as counsel, participated in various corporate and other proceedings relating to the Trust and to the Rule 24f-2 Shares. We have examined a Certificate of Good Standing issued by the Secretary of State of the State of Delaware dated November 17, 1995 and copies, either certified or otherwise proven to our satisfaction to be genuine, of the Trust's Charter and By-laws, as now in effect, the minutes of meetings of its trustees and shareholders and other documents relating to its organization and operation. We have also reviewed the form of the Notice being filed by the Trust.

         The Trust has advised us that the Rule 24f-2 Shares were sold in the manner contemplated by the prospectus of the Trust that was current and effective under the Securities Act at the time of each sale, and that the Rule 24f-2 Shares were sold in a number within the limits prescribed by the Charter of the Trust for a consideration not less than the par value thereof, and not less than the net asset value thereof as required by the Investment Company Act of 1940.

         Based upon the foregoing, it is our opinion that:

         1. The Trust has been duly organized and is legally existing under the laws of the State of Delaware.

         2. The Trust is authorized to issue an unlimited number of Shares.

         3. The Rule 24f-2 Share were legally issued and are fully paid and non-assessable.

         We hereby consent to the filing of this opinion with the Securities and Exchange Commission together with the Notice, and to the filing of this opinion under the securities laws of any state.

         We are members of the Bar of the State of New York and do not hold ourselves out as being conversant with the laws of any jurisdiction other than those of the United States of America and the State of New York. We note that we are not licensed to practice law in the State of Delaware, and to the extent that any opinion herein involves the law of Delaware, such opinion should be understood to be based solely upon our review of the documents referred to above, the published statutes of the State of Delaware and, where applicable, published cases, rules or regulations of regulatory bodies of that state.

                                       Very truly yours,


                   Shereff, Friedman, Hoffman & Goodman, LLP